Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill [abstract]
Beginning balance	¥ 17,140	¥ 17,088
Business combination	352	52
Ending balance	¥ 17,492	¥ 17,140